ETFMG Prime Mobile Payments ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Australia - 3.2%
IT Services - 3.2% (d)
Afterpay, Ltd. (a)	456,693	$19,221,781
EML Payments, Ltd. (a)	1,658,550	3,822,836
Total IT Services		23,044,617

Bermuda - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology, Ltd.	5,384,562	2,341,265

Brazil - 1.8%
IT Services - 1.8% (d)
Cielo SA	15,116,108	12,897,656

Cyprus - 0.7%
IT Services - 0.7% (d)
QIWI PLC - ADR (b)	288,113	4,990,117

France - 5.4%
Electronic Equipment, Instruments & Components - 2.5%
Ingenico Group SA	112,019	17,871,088
IT Services - 2.9% (d)
Worldline SA (a)	242,824	21,028,305
Total France		38,899,393

Italy - 2.5%
IT Services - 2.5% (d)
Nexi SpA (a)	1,037,470	17,950,115

Japan - 2.6%
Consumer Finance - 0.3%
Jaccs Co, Ltd.	134,588	2,187,561
IT Services - 2.1% (d)
GMO Payment Gateway, Inc.	146,967	15,298,996
Software - 0.2%
Intelligent Wave, Inc.	182,712	1,392,655
Total Japan		18,879,212

Netherlands - 4.8%
IT Services - 4.8% (d)
Adyen NV (a)	23,911	34,802,153

Puerto Rico - 1.7%
IT Services - 1.7% (d)
EVERTEC, Inc.	434,183	12,200,542

United Kingdom - 2.1%
Commercial Services & Supplies - 0.3%
PayPoint PLC	266,207	1,975,838
IT Services - 1.8% (d)
Network International Holdings PLC (a)	2,395,171	13,088,204
Total United Kingdom		15,064,042

United States - 74.2%
Consumer Finance - 10.5%
American Express Co.	420,559	40,037,218
Discover Financial Services	369,868	18,526,688
Green Dot Corp. - Class A (a)(b)	339,105	16,643,273
Total Consumer Finance		75,207,179
IT Services - 60.3% (d)
Euronet Worldwide, Inc. (a)	136,664	13,095,144
Evo Payments, Inc. - Class A (a)	527,818	12,050,085
Fidelity National Information Services, Inc.	311,953	41,829,778
Fiserv, Inc. (a)(b)	426,174	41,603,106
FleetCor Technologies, Inc. (a)	86,410	21,734,707
Global Payments, Inc.	213,915	36,284,262
Huifu Payment, Ltd. (a)	9,565,872	2,826,379
I3 Verticals, Inc. - Class A (a)(b)	144,623	4,374,846
International Money Express, Inc. (a)(b)	188,327	2,346,554
MasterCard, Inc. - Class A	143,600	42,462,520
Net 1 UEPS Technologies, Inc. (a)(b)	401,822	1,221,539
Pagseguro Digital, Ltd. - Class A (a)(b)	476,679	16,845,836
PayPal Holdings, Inc. (a)	275,424	47,987,123
Paysign, Inc. (a)(b)	301,830	2,930,769
Shift4 Payments, Inc. - Class A (a)	352,763	12,523,087
StoneCo, Ltd. - Class A (a)	448,931	17,400,566
Square, Inc. - Class A (a)(b)	352,571	36,998,801
Visa, Inc. - Class A (b)	222,419	42,964,677
Western Union Co. (b)	715,235	15,463,381
WEX, Inc. (a)(b)	94,247	15,551,697
Yeahka, Ltd. (a)	1,826,224	4,052,778
Total IT Services		432,547,635
Software - 1.8%
ACI Worldwide, Inc. (a)	492,543	13,293,736
Technology Hardware, Storage & Peripherals - 1.6%
NCR Corp. (a)	683,889	11,844,957
Total United States		532,893,507
TOTAL COMMON STOCKS (Cost $699,778,267)		713,962,619

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.3%
ETFMG Sit Ultra Short ETF (e)	600,000	29,754,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (c)	72,875,309	72,875,309
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $102,957,576)		102,629,309

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	1,518,582	1,518,582
TOTAL SHORT-TERM INVESTMENTS (Cost $1,518,582)		1,518,582

Total Investments (Cost $740,057,366) - 113.8%		818,110,510
Liabilities in Excess of Other Assets - (13.8)%		(99,246,539)
TOTAL NET ASSETS - 100.0%		$718,863,971

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2020.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	As of June 30, 2020 the Fund had a significant portion of its assets in the IT Services Industry.
(e)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended June 30, 2020 is set forth below.

Issuer Name	Value at September 30, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2020	Dividends	Shares Held At June 30, 2020
ETFMG Sit Ultra Short ETF	$-	$30,082,267	$-	$-	$(328,267)	$29,754,000	$-	600,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$713,962,619	$-	$-	$713,962,619
Short Term Investments	1,518,582	-	-	1,518,582
Investments Purchased with Securities Lending Collateral*	-	-	-	102,629,309
Total Investments in Securities	$715,481,201	$-	$-	$818,110,510

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.